Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Cumulative Adjustment [Member] Preferred Stock [Member] Series B [Member]	Cumulative Adjustment [Member] Common Stock [Member]	Cumulative Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Adjustment [Member] Accumulated Deficit [Member]	Cumulative Adjustment [Member]
Balance at Dec. 31, 2020	$ 0	$ 7	$ 490,284	$ (394,597)	$ 95,694
Balance (in shares) at Dec. 31, 2020	0	68,314,985
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 10)	$ 0	$ 10	101,139	0	101,149
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)		96,573,255
Stock based compensation (Note 14)	0	$ 0	1,931	0	1,931
Stock based compensation (Note 14) (in shares)		3,600,000
Net income	0	$ 0	0	640	640
Balance at Jun. 30, 2021	$ 0	$ 17	593,354	(393,957)	199,414
Balance (in shares) at Jun. 30, 2021	0	168,488,240
Balance at Dec. 31, 2021	$ 0	$ 17	597,708	(353,249)	244,476
Balance (ASU 2020-06 [Member]) at Dec. 31, 2021						$ 0	$ 0	$ (21,165)	$ 10,216	$ (10,949)
Balance (in shares) at Dec. 31, 2021	20,000	172,986,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (including the exercise of warrants) (Note 10)	$ 0	$ 0	70	0	$ 70
Issuance of common stock (including the exercise of warrants) (Note 10) (in shares)		100,000			100,000
Stock based compensation (Note 14)	0	$ 1	3,841	0	$ 3,842
Stock based compensation (Note 14) (in shares)		5,330,334
Dividends	0	$ 0	0	(13,376)	(13,376)
Net income	0	0	0	9,606	9,606
Balance at Jun. 30, 2022	$ 0	$ 18	$ 580,454	$ (346,803)	$ 233,669
Balance (in shares) at Jun. 30, 2022	20,000	178,416,471